Nature of Operations and Basis of Presentation (Policies)	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
The financial statements included in this Quarterly Report have been prepared in accordance with US GAAP and the applicable rules and regulations of the SEC. Certain information and notes have been condensed or omitted as permitted by those rules and regulations. The financial information included in this report is unaudited, but management believes the accompanying financial statements contain all adjustments, which are of a normal recurring nature unless otherwise noted, necessary for a fair statement of the financial position, results of operations and cash flows for the interim periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company’s results of operations and cash flows for the interim periods are not necessarily indicative of results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018.

New Accounting Pronouncements
Recently Adopted Accounting Pronouncements
Lease Accounting – In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842): Amendments to the FASB ASC, which requires an entity to recognize lease assets and lease liabilities on the balance sheet and provide enhanced disclosures. Leases will continue to be classified as either finance (capital lease under ASC 840) or operating. Based on the original guidance, lessees and lessors would have been required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, including a number of optional practical expedients that entities may elect to apply. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842): Targeted Improvements, which provides entities with an option to apply the guidance prospectively, instead of retrospectively, and allows for other classification provisions, as described below. ASC 842 is effective for annual and interim periods beginning after December 15, 2018. The Company adopted ASC 842 effective January 1, 2019 using a modified retrospective method and has elected to not retrospectively adjust amounts presented for prior periods. In addition, we took advantage of various practical expedients, provided by the ASC 842, including:

•	use of the transition package of practical expedients which, among other things, allowed us to carryforward the historical lease classification for existing leases;

•	making an accounting policy election that will keep leases with an initial term of 12 months or less off the balance sheet; and

•	not separating non-lease components from lease components for all classes of underlying lease assets.
Upon adoption of ASU 2016-02 on January 1, 2019 as a lessee, the Company recognized lease liabilities and right-of-use assets of $14.5 million and $13.2 million, respectively. See Note 3 for additional information.

Prior to the issuance of ASU No. 2018-11, the Company preliminarily determined that its drilling contracts contained a lease component, and the adoption would require the Company to separately recognize revenue associated with the lease and services components. In July 2018, the FASB issued ASU No. 2018-11, which provides a practical expedient that allows entities to combine lease and non-lease components where the revenue recognition pattern is the same and where the lease component, when accounted for separately, would be considered an operating lease. In connection with the adoption of ASC 842, the Company determined that its drilling contracts (excluding bareboat charter contracts with ARO where the Company provides the rig without providing any drilling services) are predominantly service contracts in nature and will therefore account for these contracts under ASC 606.
New Accounting Pronouncements - to be adopted
Financial Instruments – In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments, which amends the FASB's guidance on the impairment of financial instruments. The ASU adds to US GAAP an impairment model that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted for fiscal years beginning after December 15, 2018. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.
Fair Value Measurement - In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which removes, modifies and adds certain disclosure requirements on fair value measurements including (i) removal of the requirements to disclose the amounts and reasons for as well as the policy for timing of transfers between Level 1 and Level 2 as well as descriptions of valuation processes used for Level 3 fair value measurements; (ii) certain modifications including clarification that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date and; (iii) add disclosures related to changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period as well as disclosures for the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted. Adoption is required to be applied prospectively with respect to the amendments on changes in unrealized gains and losses, range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and narrative description of measurement uncertainty. All other amendments are to be applied retrospectively to all periods presented. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.
Defined Benefit Plans - In August 2018, the FASB issued ASU No. 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2021, with early adoption permitted. Adoption is required to be applied on a retrospective basis to all periods presented. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.
Internal Use Software - In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted. Adoption may be applied retrospectively or prospectively to implementation costs incurred after the date of adoption. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.